As filed with the Securities and Exchange Commission on January 25, 2002 Registration No. 333-65458


                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549
                            POST-EFFECTIVE AMENDMENT

                                   NO. 1 TO
                                   FORM S-6

    FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Address of Depositor's Principal Executive Office)

                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)


                                Diane N. Ledger
                               Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                               Jeffrey S. Puretz
                                    Dechert
                             1775 Eye Street, N.W.
                          Washington, D.C. 20006-2401



It is proposed that this filing will become effective on February 1, 2002 pursuant to paragraph (b) of Rule 485.


Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver V Last Survivor Flexible Premium Variable Life Insurance Policy.


Filing Fee: None

Pacific Select Exec Separate Account of Pacific Life Insurance Company

RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2 AND THE PROSPECTUS

Pursuant to Instructions as to the Prospectus in Form S-6



Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  Pacific Select Estate Preserver V basics; The death benefit

    (b)  Cumulative or distributive securities.........  Pacific Select Estate Preserver V basics; The death benefit

    (c)  Withdrawal or redemption......................  Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc.....................  Withdrawals, surrenders and loans



                                                         Policy

    (e)  Periodic payment plan.........................  N/A

    (f)  Voting rights.................................  Voting Rights

    (g)  Notice to security holders....................  Reports we'll send you

    (h)  Consents required.............................  Voting rights

    (i)  Other provisions..............................  N/A

11. Type of securities comprising units................  Pacific Select Estate
                                                         Preserver V Basics

12. Certain information regarding periodic
    payment plan certificates..........................  N/A

13. (a)  Load, fees, expenses, etc.....................  Deductions from your premiums;
                                                         Surrendering your policy

    (b)  Certain information regarding periodic
         payment plan certificates.....................  N/A

    (c)  Certain percentages...........................  Deductions from your premiums

    (d)  Difference in price...........................  N/A

    (e)  Certain other fees, etc.......................  Deductions from your premiums;
                                                         Surrendering your policy

    (f)  Certain other profits or benefits.............  The death benefit; Your policy's accumulated value

    (g)  Ratio of annual charges to income.............  N/A

14. Issuance of trust's securities.....................  Pacific Select Estate Preserver V Basics

15. Receipt and handling of payments from
    purchasers.........................................  How premiums work

16. Acquisition and disposition of underlying
    securities.........................................  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption...........................  Withdrawals, surrenders and loans

18. (a)  Receipt, custody and disposition
         of income.....................................  Your policy's accumulated value

    (b)  Reinvestment of distributions.................  N/A

    (c)  Reserves or special funds.....................  N/A

    (d)  Schedule of distributions.....................  N/A

19. Records, accounts and reports......................  Statements and Reports


20. Certain miscellaneous provisions of trust agreement

    (a)  Amendment.....................................  N/A

    (b)  Termination...................................  N/A

    (c) and (d) Trustee, removal and successor.........  N/A

    (e) and (f) Depositors, removal and successor......  N/A

21. Loans to security holders..........................  Withdrawals, Surrenders and Loan

22. Limitations on liability...........................  N/A

23. Bonding arrangements...............................  N/A

24. Other material provisions of trust agreement.......  N/A

III. Organizations, Personnel and Affiliated Persons of Depositor

25. Organization of depositor..........................  About Pacific Life


26. Fees received by depositor.........................  See Items 13(a) and 13(e)

27. Business of depositor..............................  About Pacific Life


28. Certain information as to officials and affiliated
    persons of depositor...............................  About Pacific Life

29. Voting securities of depositor.....................  N/A

30. Persons controlling depositor......................  N/A

31. Payments by depositor for certain services


     rendered to trust.................................  N/A

32.  Payments by depositor for certain other services
     rendered to trust.................................  N/A

33.  Remuneration of employees of depositor for
     certain services rendered to trust................  N/A

34.  Remuneration of other persons for certain
     services rendered to trust........................  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states......  N/A

36.  Suspension of sales of trust's securities.........  N/A

37.  Revocation of authority to distribute.............  N/A

38.  (a)  Method of distribution.......................  How policies are distributed

     (b)  Underwriting agreements......................  How policies are distributed

     (c)  Selling agreements...........................  How policies are distributed

39.  (a)  Organization of principal underwriters.......  How policies are distributed

     (b)  N.A.S.D. membership of principal
          underwriters.................................  How policies are distributed

40.  Certain fees received by principal underwriters...  How policies are distributed

41.  (a)  Business of each principal underwriter.......  How policies are distributed

     (b)  Branch offices of each principal
          underwriter..................................  N/A

     (c)  Salesmen of each principal underwriter.......  N/A

42.  Ownership of trust's securities by certain persons  N/A

43.  Certain brokerage commissions received by
     principal underwriters............................  N/A

44.  (a)  Method of valuation..........................  Your Policy's Accumulated Value

                                                         Value

     (b)  Schedule as to offering price................  How premiums work

     (c)  Variation in offering price to certain
          persons......................................  Monthly Deductions

45.  Suspension of redemption rights...................  Timing of payments, forms, and requests

46.  (a)  Redemption Valuation.........................  Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price..............  Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities..  Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee............  N/A

49.  Fees and expenses of trustees.....................  N/A

50.  Trustee's lien....................................  N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities........  The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect
          to selection or elimination of underlying
          securities...................................  How our accounts work

     (b)  Transactions involving elimination of
          underlying securities........................  How our accounts work

     (c)  Policy regarding substitution or
          elimination of underlying securities.........  How our accounts work

     (d)  Fundamental policy not otherwise
          covered......................................  N/A

53.  Tax status of trust...............................  Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial statements


                                  PROSPECTUS

(Included in Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-01-500978, as filed on December 27, 2001, and incorporated by reference herein.)

               Supplement to Prospectus dated January 4, 2002 for
                Pacific Select Estate Preserver V Last Survivor
        Flexible Premium Variable Life Insurance Policies (the "policy")
                    Issued by Pacific Life Insurance Company

                    -----------------------------------------------------------
An additional       Effective February 1, 2002, an additional investment
investment          option is offered under your policy. This investment
option is           option is set up as a variable account under our separate
available.          account and invests in a corresponding portfolio of the
                    M Fund.

                    Variable Account V:   Business Opportunity Value Fund

                    -----------------------------------------------------------
                    The following is added to the chart under About the variable investment options:

                             The
                             Portfolio's
                             Investment   The Portfolio's Main     Portfolio
                 Portfolio   Goal         Investments              Manager

                 Business    Long-term    Equity securities of     Iridian Asset
                 Opportunity capital      U.S. issuers in the      Management
                 Value Fund  appreciation large-to-medium-         LLC
                                          capitalization segment
                                          of the U.S. stock
                                          market.

                    The portfolio's main investments for Brandes International Equity in the chart under About the variable investment options is replaced with the following:

                    Equity securities of foreign issuers, including common stocks, preferred stocks and securities that are convertible into common stocks. Focuses on stocks with capitalizations of $1 billion or more. May also invest in emerging market securities.

                    -----------------------------------------------------------
                    The following replaces Fees and expenses paid by the M Fund: Other Expenses:

                    . Other expenses

                    The table also shows expenses the M Fund paid in 2000 as an annual percentage of each portfolio's average daily net assets.

                  ---------------------------------------------------------------------------------
                                                       Advisory  Distribution   Other       Total
                  M Fund Portfolios/1/                   fee     (12b-1) fee   expenses    expenses
                  ---------------------------------------------------------------------------------
                                                        As an annual % of average daily net assets
                  Brandes International Equity          0.80%         --         0.39%       1.19%
                  Turner Core Growth                    0.45%         --         0.46%       0.91%
                  Frontier Capital Appreciation         0.90%         --         0.33%       1.23%
                  Clifton Enhanced U.S. Equity          0.44%         --         0.78%       1.22%
                  Business Opportunity Value Fund/2/    0.65%         --         0.54%       1.19%
                  ---------------------------------------------------------------------------------

                    /1/ Actual total net expenses for these portfolios in 2000 after the adviser's reimbursements were: 1.05% for Brandes International Equity, 0.70% for Turner Core Growth, 1.15% for Frontier Capital Appreciation, and 0.69% for Clifton Enhanced U.S. Equity. MFIA paid the difference. Until further notice, MFIA has voluntarily agreed to cap total annual operating expenses (on an annualized basis) for these portfolios at: 1.05% for the Brandes International Equity, 0.70% for the Turner Core Growth, 1.15% for Frontier Capital Appreciation, 0.69% for Clifton Enhanced U.S. Equity, and 0.90% for Business Opportunity Value Fund. Future fees and expenses may be different.

                    /2/ Fees and expenses shown are estimates for the first year of operation. Future expenses may be different.

Supplement dated February 1, 2002

Form No. 15-23924-00

PART II.  ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet.
     The cross-reference sheet.

     The Prospectus for Pacific Select Estate Preserver V Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 148 pages.

     Supplement dated January 4, 2002 to Prospectus dated January 4, 2002 consisting of 3 pages.
     Supplement dated February 1, 2002 to Prospectus dated January 4, 2002 consisting of 1 page.


     The undertaking to file reports.
     Representation pursuant to Section 26(e) of the Investment Company Act of 1940.

     Rule 484 undertaking.

     The signatures.

Written Consent of the following person (included in the exhibits shown below):

     Deloitte & Touche LLP, Independent Auditors
     Dechert Price & Rhoads, Outside Counsel

The following exhibits:

  1.  (1)   (a)  Resolution of the Board of Directors of the Depositor dated
                 November 22, 1989 and copies of the Memoranda concerning
                 Pacific Select Exec Separate Account dated May 12, 1988 and
                 January 26, 1993./1/

            (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./1/
      (2)   Inapplicable

      (3)   (a)  Distribution Agreement Between Pacific Mutual Life Insurance
                 Company and Pacific Equities Network /1/

            (b) Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers /1/
      (4)   Inapplicable

      (5)   (a)  Pacific Select Estate Preserver V Last Survivor Flexible
                 Premium Variable Life Insurance Policy (Form P01SP5) /2/

            (b)  Accelerated Living Benefit Rider (Form R92-ABR)/1/
            (c)  Policy Split Option Rider (Form R94-PSO)/1/
            (d)  Last Survivor Accounting Benefit Rider (Form R01LAB)/1/
            (e)  Individual Annual Renewable Term Rider (Form R96-ART)/1/
            (f)  Last Survivor Annual Renewable Term Rider (Form R01LRT)/1/

      (6)   (a)  Articles of Incorporation of Pacific Life Insurance
                 Company /1/

            (b)  Bylaws of Pacific Life Insurance Company /1/

      (7)   Inapplicable
      (8)   Inapplicable

      (9)   (a)  Participation Agreement between Pacific Life Insurance
                 Company and Pacific Select Fund /1/

            (b) M Fund Inc. Participation Agreement with Pacific Life Insurance Company /1/

            (c) Addendum to Participation Agreement between Pacific Life and Pacific Select Fund /2/

            (d) Addendum to Participation Agreement between M Fund Inc. and Pacific Life 12/11/01 /2/

            (e) Addendum to Participation Agreement between M Fund Inc. and Pacific Life (Draft 01/02/02) /2/


      (10)  Applications and General Questionnaire /1/

  2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

  3.  Inapplicable

  4.  Inapplicable

  5.  Inapplicable

  6.  (a) Consent of Independent Auditors
      (b) Consent of Dechert /1/

  7. (a) Opinion of Actuary regarding Form of Illustrations for Pacific Select Estate Preserver V Policies /2/

      (b) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver V Policies /2/


  8.  Memorandum Describing Issuance, Transfer, and Redemption
      Procedures /1/

  9.  Powers of Attorney /1/

_______________________

/1/ Filed as part of Registration Statement on Form S-6 filed via EDGAR on July
    19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618.

/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement of Form S-6 filed via EDGAR on December 27, 2001, File No. 333-65458, Accession Number 0001017062-01-500978.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940


     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy ("Policy") described in the prospectuses contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with each of the Policies.



                             RULE 484 UNDERTAKINGS


     Pacific Life's Bylaws provide in Article X, Section 1 for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 25th day of January, 2002.

                                       PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                       (Registrant)

                                  BY:  PACIFIC LIFE INSURANCE COMPANY
                                       (Depositor)


                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/ DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618, and
incorporated by reference herein.)

SIGNATURES


     Pursuant to the requirements of the Securities act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment
No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 25th day of January, 2002.



                                       PACIFIC LIFE INSURANCE COMPANY
                                       (Registrant)


                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/ DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact


(Power of attorney is contained as Exhibit 9 in the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618, and
incorporated by reference herein.)

SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:




Signature                              Title              Date

Thomas C. Sutton*             Director, Chairman          ____________, 2002
                              of the Board and
                              Chief Executive Officer

Glenn S. Schafer*             Director and President      ____________, 2002

Khanh T. Tran*                Director, Executive Vice    ____________, 2002
                              President and Chief
                              Financial Officer

David R. Carmichael*          Director, Senior Vice       ____________, 2002
                              President and General
                              Counsel

Audrey L. Milfs*              Director, Vice President    ____________, 2002
                              and Corporate Secretary

Edward R. Byrd*               Vice President and
                              Controller                  ____________, 2002

Brian D. Klemens*             Vice President and
                              Treasurer                   ____________, 2002

James T. Morris               Executive Vice President    ____________, 2002


*BY: /s/ DAVID R. CARMICHAEL                            January 25, 2002
David R. Carmichael
as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed via EDGAR on July 19, 2001, File No. 333-65458, Accession Number 0001017062-01-500618 and incorporated by reference herein.)